FINANCING AND LOANS - Commercial financial leasing operation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2005	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Lease term (in years)	20 years
Total minimum payments for financial leases		R$ 976,115	R$ 1,077,820
Charges for future financing on financial leases		(366,416)	(473,937)
Present value of payments		976,115	1,077,820
Less than one year
FINANCING AND LOANS
Total minimum payments for financial leases		209,226	209,226
Present value of payments		152,122	145,324
More than one and less than five years
FINANCING AND LOANS
Total minimum payments for financial leases		836,902	836,902
Present value of payments		608,487	581,295
More than five years
FINANCING AND LOANS
Total minimum payments for financial leases		296,403	505,629
Present value of payments		R$ 215,506	R$ 351,201